1900 K Street, NW

Washington, DC 20006-1110

+1 202 261 3300 Main

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www.dechert.com

ALEXANDER C. KARAMPATSOS

alexander.karampatsos@dechert.com

+1 202 261 3402 Direct

+1 617 275 8365 Fax

January 4, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 826 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses offering the Registrant’s Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Technology Opportunities Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund and Goldman Sachs Small/Mid Cap Value Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2020.

January 4, 2021 Page 2

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3402.

Very truly yours,

/s/ Alexander C. Karampatsos

Alexander C. Karampatsos